Loans Payable - Schedule of Loan Payable to Non-Related Parties (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Loan Payable [Line Items]
Unsecured – at amortized cost	€ 54,426	€ 9,463
Less current portion	(6,320)	(6,297)
Loans payable to non-related parties	€ 48,106	€ 3,166